CONCENTRATION (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Concentration Risk [Line Items]
Revenues	$ 77,999	$ 111,625	$ 392,375	$ 444,390
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Revenues			$ 272,843	$ 365,692
Concentration risk percentage			70.00%	82.00%